Reporting Segments - Total assets and investments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Assets	$ 112,249	$ 112,422
Investments	81,260	82,803
Property-Liability
Segment Reporting Information
Assets	61,947	60,197
Investments	43,634	43,183
Allstate Financial
Segment Reporting Information
Assets	26,798	28,836
Investments	22,336	23,722
Service Businesses
Segment Reporting Information
Assets	5,473	4,531
Investments	1,203	954
Allstate Life
Segment Reporting Information
Assets	13,613	14,107
Investments	10,809	11,210
Allstate Benefits
Segment Reporting Information
Assets	2,822	2,766
Investments	1,809	1,776
Corporate and Other
Segment Reporting Information
Assets	1,596	1,985
Investments	$ 1,469	$ 1,958